Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ (2,638)	$ (1,299)	$ 677
Income (loss) before income taxes: Non-Israeli	2,036	1,512	5,445
Income (loss) before income taxes	(602)	213	6,122
Income tax expense (benefit), Current: Israel	121	44	45
Income tax expense (benefit), Current: Non-Israeli	709	398	735
Current Income Tax Expense (Benefit), Total	830	442	780
Deferred: Israel	(1,287)
Deferred: Non-Israeli	(152)	(232)	(36)
Deferred Income Tax Expense, Total	(1,439)	(232)	(36)
Actual income tax expense (benefit)	$ (609)	$ 210	$ 744